Inventories (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory [Line Items]
Inventory, Finished Goods, Net of Reserves		$ 34.9	$ 49.6
Inventory, Net		248.4	247.8
Other Inventory, Materials, Supplies and Merchandise under Consignment		22.9	27.7
Inventory Write-down	96.7	0	3.4	107.0
Raw Materials and Supplies [Member]
Inventory [Line Items]
Inventory Write-down		18.5	3.4	53.7
Work In Process [Member]
Inventory [Line Items]
Inventory Write-down				30.2
Finished Goods [Member]
Inventory [Line Items]
Inventory Write-down				29.7
Solar Energy [Member]
Inventory [Line Items]
Inventory, Net		62.3	27.3
Inventory Write-down	82.5
Earthquake [Member]
Inventory [Line Items]
Inventory Write-down				$ 14.9